CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss), net of tax:
Foreign Currency Translation Adjustment, Tax	$ (2.7)
Derivative instruments accounted for as hedges, tax effect	$ (0.7)	$ (0.5)	$ 2.1